FINANCE COSTS	12 Months Ended
Dec. 31, 2024
FINANCE COSTS
FINANCE COSTS
10.	FINANCE COSTS

	2022	2023	2024
	USD’000	USD’000	USD’000
Interests on loans from related parties	3,880	—	—
Interests on lease liabilities	8,277	8,088	8,047
Interests on bank borrowings	51	—	—
Interests charge on unwinding of provisions	285	336	491
	12,493	8,424	8,538